CAPITAL STOCK	12 Months Ended
Dec. 31, 2022
CAPITAL STOCK.
CAPITAL STOCK

22. CAPITAL STOCK

The details of capital stock are as follows:

	2021
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,829,039,080	4.87	241
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Heri Supriadi	40,000	0	0
Edi Witjara	32,500	0	0
Public (individually less than 5%)	42,629,234,505	43.04	2,132
Total	99,062,216,600	100.00	4,953

	2022
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	3,889,668,580	3.93	194
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Heri Supriadi	40,000	0	0
Commisioner (Note 1b):
Arya Mahendra Sinulingga	87,500	0	0
Public (individually less than 5%)	43,568,550,005	43.98	2,179
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs. 1 ADS represents 100 Series B shares.

The Company issued only 1 Series A Dwiwarna share which is held by the Government and cannot be transferred to any party, and has a veto right in the General Meeting of Stockholders of the Company with respect to election and removal of the Boards of Commissioners and Directors, issuance of new shares, and amendments of the Company’s Articles of Association.

The Company's share structure consists of 1 Series A Dwiwarna share and 99,062,216,559 Series B shares (common stock) with total issued and fully paid-up capital of 99,062,216,600 shares. A share of Series A Dwiwarna share belongs to the Government of the Republic of Indonesia. As of December 31, 2022, all of the Company's Series B shares have been listed on the IDX and 38,896,686 ADS have been listed on the NYSE.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 37 dated May 28, 2021 of Utiek R. Abdurachman, S.H., M.Li., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2020 amounting to Rp12,482 billion (Rp126.01 per share) and Rp4,161 billion (Rp42.00 per share), respectively. The company paid cash dividend and special cash dividend on July 1, 2021.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 29 dated May 27, 2022 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend for 2021 amounting to Rp14,856 billion (Rp149.97 per share). The Company paid cash dividend on July 1, 2022.